UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09597

LORD ABBETT LARGE-CAP GROWTH FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2008

Item 1:               Report(s) to Shareholders.

2008

LORD ABBETT
ANNUAL REPORT

Lord Abbett Large Cap Growth Fund

For the fiscal year ended July 31, 2008

Lord Abbett Large Cap Growth Fund

Annual Report

For the fiscal year ended July 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Large Cap Growth Fund's performance for the fiscal year ended July 31, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended July 31, 2008?

A: The 12-month period was marked by considerable volatility and, in the last half of the fiscal year, by an overall downward trend in the equity markets, as measured by the S&P 500® Index,1 which fell 11.09% in the 12-month period ended July 31, 2008.

Overall, growth stocks (as represented by the Russell 3000® Growth Index2) fared better than value stocks (as represented by the Russell 3000 Value Index3). Small cap stocks (as measured by the Russell 2000® Index4) lost 6.71%, but performed better than either mid caps (as represented by the Russell Midcap® Index5) or large caps (as represented by the

Russell 1000® Index6), which fell 10.10% and 10.62%, respectively.

The period was marked by a depressed housing market, a weak dollar, skyrocketing oil prices, rising commodity prices, a weak labor market, inflation fears, and constraints on credit. Between September 18, 2007, and April 30, 2008, the Federal Reserve Board cut the fed funds rate seven times, lowering rates from 4.75% to 2.00% – a level last seen in November 2004.

Q: How did the Fund perform during the fiscal year ended July 31, 2008?

A: The Fund returned -4.01%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000 Growth Index,7 which had a total return of -6.29% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to the benchmark for the one-year period were the healthcare, financial services, and the materials and processing sectors.

Among the individual holdings that contributed to performance were materials and processing holdings The Mosaic Co. (the Fund's number-one contributor), a producer of crop nutrients to the agricultural communities, and Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; and technology holding Research In Motion Ltd., a maker of wireless solutions for the worldwide mobile communications market.

The greatest detractors from the Fund's performance relative to the benchmark for the one-year period were the technology, utilities, and producer durables sectors.

Among the individual holdings that detracted from performance were three technology holdings: Ciena Corp. (the Fund's number-one detractor), a developer of communications network platforms and software, and provider of professional services; Microsoft Corp., a developer and manufacturer of software products; and NVIDIA Corp., a designer of three-dimensional (3D) graphics processors and related software.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes.

3  The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

4  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

5  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

6  The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

7  The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the Federal Deposit Insurance Corporation, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Growth Index (the "Index"), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended July 31, 2008

	1 Year	5 Years	Life of Class
Class A3	-9.46%	4.17%	-7.68%
Class B4	-8.55%	4.56%	-7.60%
Class C5	-4.57%	4.73%	-7.64%
Class F6	—	—	-11.94%*
	1 Year	5 Years	Life of Class
Class I7	-3.66%	5.89%	-6.95%
Class P8	-4.15%	5.43%	-6.98%
Class R2[9]	—	—	-11.94%*
Class R3[10]	—	—	-12.25%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance of the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

3  The Class A shares were first offered to the public on December 30, 1999. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares were first offered on December 30, 1999. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  Class C shares were first offered on December 30, 1999. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Class I shares were first offered on December 30, 1999. Performance is at net asset value.

8  Class P shares were first offered on December 30, 1999. Performance is at net asset value.

9  Class R2 shares commenced operations and performance for the class began on September 28, 2008. Performance is at net asset value.

10  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 through July 31, 2008).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/08 – 7/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/08	7/31/08	2/1/08 - 7/31/08
Class A
Actual	$1,000.00	$977.90	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.52
Class B
Actual	$1,000.00	$974.90	$10.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.16	$10.77
Class C
Actual	$1,000.00	$974.90	$10.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.16	$10.77
Class F
Actual	$1,000.00	$979.60	$6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.81	$6.12
Class I
Actual	$1,000.00	$979.70	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77
Class P
Actual	$1,000.00	$978.00	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.12
Class R2
Actual	$1,000.00	$981.20	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	$3.92
Class R3
Actual	$1,000.00	$977.80	$7.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.66	$7.27

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.50% Class A, 2.15% for Classes B and C, 1.22% for Class F, 1.15% for Class I, 1.42% for Class P, 0.78% for Class R2 and 1.45% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 for all classes (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2008

Sector*	%**
Auto & Transportation	2.54%
Consumer Discretionary	13.12%
Consumer Staples	6.92%
Financial Services	7.43%
Healthcare	21.06%
Integrated Oils	1.34%
Materials & Processing	4.10%
Sector*	%**
Other	0.98%
Other Energy	8.56%
Producer Durables	6.36%
Technology	20.56%
Utilities	1.08%
Short-Term Investment	5.95%
Total	100.00%

  *  A sector may comprise several industries.
  **  Represents percent of total investments.

Schedule of Investments

July 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 94.84%
Aerospace 2.83%
Boeing Co. (The)	12,067	$737
Lockheed Martin Corp.	37,214	3,883
United Technologies Corp.	27,882	1,784
Total		6,404
Agriculture, Fishing & Ranching 1.29%
Monsanto Co.	24,576	2,927
Banks 2.69%
Northern Trust Corp.	43,000	3,361
State Street Corp.	37,994	2,722
Total		6,083
Beverage: Soft Drinks 1.53%
PepsiCo, Inc.	51,971	3,459
Biotechnology Research & Production 12.26%
Alexion Pharmaceuticals, Inc.*	26,000	2,438
Baxter International, Inc.	98,376	6,750
Celgene Corp.*	96,293	7,269
Genentech, Inc.*	23,500	2,238
Genzyme Corp.*	76,000	5,825
ImClone Systems Inc.*	50,000	3,197
Total		27,717
Chemicals 1.32%
Energy Conversion Devices, Inc.*	9,000	630
Praxair, Inc.	25,000	2,343
Total		2,973
Communications Technology 6.67%
Ciena Corp.*	88,125	1,822
Cisco Systems, Inc.*	151,938	3,341
Corning, Inc.	57,564	1,152
Juniper Networks, Inc.*	63,252	1,646
QUALCOMM Inc.	77,000	4,261

Investments	Shares	Value (000)
Research In Motion Ltd. (Canada)*(a)	23,226	$2,853
Total		15,075
Computer Services, Software & Systems 4.85%
Microsoft Corp.	193,095	4,966
Oracle Corp.*	130,000	2,799
Salesforce.com, Inc.*	50,200	3,202
Total		10,967
Computer Technology 4.53%
Apple, Inc.*	13,630	2,166
International Business Machines Corp.	54,000	6,911
NetApp, Inc.*	45,399	1,160
Total		10,237
Consumer Electronics 3.07%
Activision Blizzard, Inc.*	16,000	576
Electronic Arts Inc.*	12,000	518
Google, Inc. Class A*	12,326	5,839
Total		6,933
Copper 0.57%
Freeport-McMoRan Copper & Gold, Inc.	13,290	1,286
Cosmetics 0.45%
Avon Products, Inc.	24,000	1,018
Diversified Financial Services 1.74%
Bank of New York Mellon Corp.	38,000	1,349
Goldman Sachs Group, Inc. (The)	7,879	1,450
Visa Inc.*	15,369	1,123
Total		3,922
Diversified Production 1.81%
Danaher Corp.	51,417	4,095

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2008

Investments	Shares	Value (000)
Drug & Grocery Store Chains 1.45%
Kroger Co. (The)	116,000	$3,280
Drugs & Pharmaceuticals 7.45%
Abbott Laboratories	59,000	3,324
BioMarin Pharmaceutical Inc.*	29,000	944
Elan Corp. plc ADR*	29,000	581
Gilead Sciences, Inc.*	135,942	7,338
United Therapeutics Corp.*	18,572	2,106
Wyeth	63,000	2,553
Total		16,846
Electrical Equipment & Components 1.02%
Emerson Electric Co.	47,196	2,298
Electronics: Medical Systems 0.99%
Illumina, Inc.*	24,000	2,238
Electronics: Semi-Conductors/Components 4.68%
First Solar, Inc.*	9,000	2,566
Intel Corp.	181,000	4,016
Marvell Technology Group Ltd. (Bermuda)*(a)	147,000	2,174
SunPower Corp. Class A*	23,000	1,812
Total		10,568
Fertilizers 0.96%
Mosaic Co. (The)*	17,000	2,163
Financial Data Processing Services & Systems 0.49%
Western Union Co. (The)	40,000	1,106
Foods 1.68%
General Mills, Inc.	59,000	3,799
Insurance: Multi-Line 1.22%
Aon Corp.	60,000	2,748
Machinery: Construction & Handling 0.53%
Caterpillar Inc.	17,069	1,187

Investments	Shares	Value (000)
Machinery: Industrial/Specialty 0.23%
Illinois Tool Works Inc.	11,000	$515
Machinery: Oil Well Equipment & Services 7.42%
Cameron International Corp.*	32,378	1,546
Halliburton Co.	36,800	1,650
Nabors Industries Ltd. (Bermuda)*(a)	50,500	1,841
National-Oilwell Varco, Inc.*	26,826	2,109
Schlumberger Ltd.	39,600	4,023
Tenaris SA ADR	63,000	3,796
Weatherford International, Ltd.*	48,000	1,811
Total		16,776
Medical & Dental Instruments & Supplies 0.53%
Becton, Dickinson & Co.	14,000	1,189
Multi-Sector Companies 0.99%
Honeywell International, Inc.	44,133	2,244
Offshore Drilling 0.71%
Transocean Inc. (Cayman Islands)*(a)	11,810	1,606
Oil: Crude Producers 0.50%
Devon Energy Corp.	11,846	1,124
Oil: Integrated Domestic 0.88%
Hess Corp.	9,591	973
Occidental Petroleum Corp.	13,015	1,026
Total		1,999
Oil: Integrated International 0.47%
Exxon Mobil Corp.	13,165	1,059
Railroads 2.26%
Union Pacific Corp.	62,000	5,111

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2008

Investments	Shares	Value (000)
Restaurants 3.37%
Darden Restaurants, Inc.	37,000	$1,205
McDonald's Corp.	78,397	4,687
Yum! Brands, Inc.	48,000	1,720
Total		7,612
Retail 4.98%
Kohl's Corp.*	40,000	1,676
Ross Stores, Inc.	47,000	1,784
Wal-Mart Stores, Inc.	133,000	7,797
Total		11,257
Securities Brokerage & Services 1.36%
Charles Schwab Corp. (The)	134,115	3,070
Services: Commercial 1.36%
Accenture Ltd. Class A (Bermuda)(a)	73,600	3,074
Soaps & Household Chemicals 2.31%
Colgate-Palmolive Co.	34,283	2,546
Procter & Gamble Co. (The)	41,000	2,685
Total		5,231
Transportation: Miscellaneous 0.30%
Expeditors International of Washington, Inc.	19,000	675
Utilities: Electrical 1.09%
Entergy Corp.	23,000	2,459
Total Common Stocks (cost $212,776,021)		214,330

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 6.00%
Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $13,650,000 of Federal Home Loan Bank at 5.25% due 01/16/2009; value: $13,837,688; proceeds: $13,562,572 (cost $13,561,950)	$13,562	$13,562
Total Investments in Securities 100.84% (cost $226,337,971)		227,892
Liabilities in Excess of Other Assets (0.84%)		(1,896)
Net Assets 100%		$225,996

ADR  American Depositary Receipt.

  *  Non income-producing security

  (a)  Foreign security traded in U.S. dollars.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2008

ASSETS:
Investments in securities, at value (cost $226,337,971)	$227,891,606
Receivables:
Investment securities sold	5,726,098
Capital shares sold	214,323
Interest and dividends	151,633
From advisor (See Note 3)	11,145
Prepaid expenses and other assets	43,985
Total assets	234,038,790
LIABILITIES:
Payables:
Investment securities purchased	7,200,324
Capital shares reacquired	307,201
Management fee	144,971
12b-1 distribution fees	137,502
Trustees' fees	21,898
To affiliates (See Note 3)	12,560
Fund administration	12,461
Accrued expenses and other liabilities	206,015
Total liabilities	8,042,932
NET ASSETS	$225,995,858
COMPOSITION OF NET ASSETS:
Paid-in capital	$257,683,738
Accumulated net investment loss	(28,816)
Accumulated net realized loss on investments and foreign currency related transactions	(33,212,130)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,553,066
Net Assets	$225,995,858

See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

July 31, 2008

Net assets by class:
Class A Shares	$119,320,677
Class B Shares	$31,989,324
Class C Shares	$50,103,437
Class F Shares	$653,846
Class I Shares	$23,882,581
Class P Shares	$2,693
Class R2 Shares	$8,808
Class R3 Shares	$34,492
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	20,789,857
Class B Shares	5,890,037
Class C Shares	9,234,797
Class F Shares	113,798
Class I Shares	4,125,079
Class P Shares	467
Class R2 Shares	1,531
Class R3 Shares	6,018
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$5.74
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$6.09
Class B Shares-Net asset value	$5.43
Class C Shares-Net asset value	$5.43
Class F Shares-Net asset value	$5.75
Class I Shares-Net asset value	$5.79
Class P Shares-Net asset value	$5.77
Class R2 Shares-Net asset value	$5.75
Class R3 Shares-Net asset value	$5.73

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2008

Investment income:
Dividends (net of foreign withholding taxes of $15,389)	$2,107,975
Interest	296,899
Total investment income	2,404,874
Expenses:
Management fee	1,814,738
12b-1 distribution plan-Class A	449,571
12b-1 distribution plan-Class B	353,185
12b-1 distribution plan-Class C	510,738
12b-1 distribution plan-Class F	75
12b-1 distribution plan-Class P	23
12b-1 distribution plan-Class R2	47
12b-1 distribution plan-Class R3	71
Shareholder servicing	641,824
Reports to shareholders	109,040
Registration	104,466
Fund administration	96,786
Subsidy (See Note 3)	84,127
Professional	61,512
Custody	8,252
Trustees' fees	7,100
Other	11,911
Gross expenses	4,253,466
Expense reductions (See Note 7)	(6,096)
Expenses assumed by advisor (See Note 3)	(154,580)
Net expenses	4,092,790
Net investment loss	(1,687,916)
Net realized and unrealized loss:
Net realized gain on investments and foreign currency related transactions	9,445,411
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(17,019,071)
Net realized and unrealized loss	(7,573,660)
Net Decrease in Net Assets Resulting From Operations	$(9,261,576)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2008	For the Year Ended July 31, 2007
Operations:
Net investment loss	$(1,687,916)	$(1,818,648)
Net realized gain on investments and foreign currency related transactions	9,445,411	18,357,155
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(17,019,071)	20,389,342
Net increase (decrease) in net assets resulting from operations	(9,261,576)	36,927,849
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	79,437,449	77,297,471
Cost of shares reacquired	(98,359,890)	(61,134,783)
Net increase (decrease) in net assets resulting from capital share transactions	(18,922,441)	16,162,688
Net increase (decrease) in net assets	(28,184,017)	53,090,537
NET ASSETS:
Beginning of year	$254,179,875	$201,089,338
End of year	$225,995,858	$254,179,875
Accumulated net investment loss	$(28,816)	$(39,937)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$5.98	$5.07	$5.19	$4.62	$4.41
Investment operations:
Net investment loss(a)	(.03)	(.04)	(.03)	(.01)	(.05)
Net realized and unrealized gain (loss)	(.21)	.95	(.09)	.58	.26
Total from investment operations	(.24)	.91	(.12)	.57	.21
Net asset value, end of year	$5.74	$5.98	$5.07	$5.19	$4.62
Total Return(b)	(4.01)%	17.95%	(2.31)%	12.34%	4.76%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.50%	1.50%	1.49%	1.65%	1.90%
Expenses, including expense reductions and expenses assumed	1.50%	1.50%	1.49%	1.65%	1.90%
Expenses, excluding expense reductions and expenses assumed	1.56%	1.61%	1.68%	1.85%	1.90%
Net investment loss	(.50)%	(.62)%	(.61)%	(.25)%	(.98)%
Supplemental Data:
Net assets, end of year (000)	$119,321	$120,513	$110,300	$88,882	$79,114
Portfolio turnover rate	174.14%	158.74%	188.26%	103.08%	28.15%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$5.70	$4.86	$5.01	$4.48	$4.31
Investment operations:
Net investment loss(a)	(.07)	(.07)	(.07)	(.04)	(.07)
Net realized and unrealized gain (loss)	(.20)	.91	(.08)	.57	.24
Total from investment operations	(.27)	.84	(.15)	.53	.17
Net asset value, end of year	$5.43	$5.70	$4.86	$5.01	$4.48
Total Return(b)	(4.74)%	17.28%	(2.99)%	11.83%	3.94%
Expenses, excluding expense reductions and including expenses assumed	2.15%	2.15%	2.14%	2.29%	2.52%
Expenses, including expense reductions and expenses assumed	2.15%	2.15%	2.14%	2.29%	2.52%
Expenses, excluding expense reductions and expenses assumed	2.21%	2.26%	2.33%	2.49%	2.52%
Net investment loss	(1.16)%	(1.27)%	(1.26)%	(.90)%	(1.60)%
Supplemental Data:
Net assets, end of year (000)	$31,989	$34,012	$30,200	$25,924	$20,731
Portfolio turnover rate	174.14%	158.74%	188.26%	103.08%	28.15%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$5.69	$4.86	$5.00	$4.48	$4.31
Investment from operations:
Net investment loss(a)	(.07)	(.07)	(.07)	(.04)	(.08)
Net realized and unrealized gain (loss)	(.19)	.90	(.07)	.56	.25
Total from investment operations	(.26)	.83	(.14)	.52	.17
Net asset value, end of year	$5.43	$5.69	$4.86	$5.00	$4.48
Total Return(b)	(4.57)%	17.08%	(2.80)%	11.61%	3.94%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	2.15%	2.15%	2.14%	2.29%	2.52%
Expenses, including expense reductions and expenses assumed	2.15%	2.15%	2.14%	2.29%	2.52%
Expenses, excluding expense reductions and expenses assumed	2.21%	2.26%	2.33%	2.49%	2.52%
Net investment loss	(1.15)%	(1.28)%	(1.26)%	(.90)%	(1.60)%
Supplemental Data:
Net assets, end of year (000)	$50,103	$45,041	$33,206	$22,867	$16,648
Portfolio turnover rate	174.14%	158.74%	188.26%	103.08%	28.15%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	9/28/2007(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.53
Investment operations:
Net investment loss(b)	(.02)
Net realized and unrealized loss	(.76)
Total from investment operations	(.78)
Net asset value, end of period	$5.75
Total Return(c)	(11.94	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.02	%(d)
Expenses, including expense reductions and expenses assumed	1.02	%(d)
Expenses, excluding expense reductions and expenses assumed	1.10	%(d)
Net investment loss	(.33	)%(d)
Supplemental Data:
Net assets, end of period (000)	$654
Portfolio turnover rate	174.14%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestments of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$6.01	$5.08	$5.18	$4.59	$4.35
Investment from operations:
Net investment loss(a)	(.01)	(.02)	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	(.21)	.95	(.09)	.58	.25
Total from investment operations	(.22)	.93	(.10)	.59	.24
Net asset value, end of year	$5.79	$6.01	$5.08	$5.18	$4.59
Total Return(b)	(3.66)%	18.31%	(1.93)%	12.85%	5.52%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.15%	1.15%	1.14%	1.26%	1.52	%†
Expenses, including expense reductions and expenses assumed	1.15%	1.15%	1.14%	1.26%	1.52	%†
Expenses, excluding expense reductions and expenses assumed	1.21%	1.25%	1.30%	1.52%	1.52	%†
Net investment income (loss)	(.16)%	(.29)%	(.19)%	.23%	(.60	)%†
Supplemental Data:
Net assets, end of year (000)	$23,883	$54,603	$27,371	$1,676	$1
Portfolio turnover rate	174.14%	158.74%	188.26%	103.08%	28.15%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$6.02	$5.11	$5.23	$4.65	$4.43
Investment operations:
Net investment loss(a)	(.04)	(.04)	(.03)	(.01)	(.04)
Net realized and unrealized gain (loss)	(.21)	.95	(.09)	.59	.26
Total from investment operations	(.25)	.91	(.12)	.58	.22
Net asset value, end of year	$5.77	$6.02	$5.11	$5.23	$4.65
Total Return(b)	(4.15)%	17.81%	(2.29)%	12.47%	4.97%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.55%	1.60%	1.57%	1.53%	1.97	%†
Expenses, including expense reductions and expenses assumed	1.55%	1.60%	1.57%	1.53%	1.97	%†
Expenses, excluding expense reductions and expenses assumed	1.61%	1.70%	1.70%	1.64%	1.97	%†
Net investment loss	(.67)%	(.72)%	(.60)%	(.17)%	(1.05	)%†
Supplemental Data:
Net assets, end of year (000)	$3	$11	$12	$1	$1
Portfolio turnover rate	174.14%	158.74%	188.26%	103.08%	28.15%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	9/28/2007(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.53
Investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized loss	(.77)
Total from investment operations	(.78)
Net asset value, end of period	$5.75
Total Return(c)	(11.94	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.98	%(d)
Expenses, including expense reductions and expenses assumed	.98	%(d)
Expenses, excluding expense reductions and expenses assumed	1.03	%(d)
Net investment loss	(.12	)%(d)
Supplemental Data:
Net assets, end of period (000)	$9
Portfolio turnover rate	174.14%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestments of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	9/28/2007(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.53
Investment operations:
Net investment loss(b)	(.02)
Net realized and unrealized loss	(.78)
Total from investment operations	(.80)
Net asset value, end of period	$5.73
Total Return(c)	(12.25	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.24	%(d)
Expenses, including expense reductions and expenses assumed	1.24	%(d)
Expenses, excluding expense reductions and expenses assumed	1.30	%(d)
Net investment loss	(.40	)%(d)
Supplemental Data:
Net assets, end of period (000)	$34
Portfolio turnover rate	174.14%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestments of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Delaware Statutory Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and became available to the public on December 30, 1999.

The Fund's investment objective is long-term capital growth. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2, and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2, and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares. Effective September 28, 2007, Class Y shares were renamed Class I shares. As of October 1, 2007, the Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus. Class F, R2 and R3 shares commenced investment operations on September 28, 2007, and shares first became available to the public on October 1, 2007.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Financial Statements (continued)

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary

Notes to Financial Statements (continued)

and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the year ended July 31, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period from August 1, 2007 through November 30, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25	%(1)
I	1.15%
P	1.60%
R2	1.75	%(1)
R3	1.65	%(1)

(1) The contractual expense reimbursement agreement for Class F, R2 and R3 shares began on September 14, 2007.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Growth & Income Strategy Fund and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Notes to Financial Statements (continued)

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2008:

Distributor Commissions	Dealers' Concessions
$71,998	$391,973

Distributor received CDSCs of $2,563 and $4,154 for Class A and Class C shares, respectively, for the year ended July 31, 2008.

Two Trustees and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2008, the components of accumulated earnings (losses) on a tax-basis were as follows:

Capital loss carryforwards*	$(29,737,812)
Temporary differences	(1,068,728)
Unrealized losses - net	(881,340)
Total accumulated losses - net	$(31,687,880)

* As of July 31, 2008, the capital loss carryforwards along with the related expiration dates were as follows:

2011	2012	Total
$26,241,370	$3,496,442	$29,737,812

Certain losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $1,039,912 and net ordinary losses of $6,918 during fiscal 2008.

Notes to Financial Statements (continued)

As of July 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$228,772,377
Gross unrealized gain	13,163,334
Gross unrealized loss	(14,044,105)
Net unrealized security loss	$(880,771)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the fiscal year ended July 31, 2008, have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
$1,699,037	$16,569	$(1,715,606)

The permanent differences are primarily attributable to the tax treatment of net investment losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2008 are as follows:

Purchases	Sales
$407,041,461	$438,916,982

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2008.

6. TRUSTEES' REMUNERATION

The Fund's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

Notes to Financial Statements (continued)

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08% of the available amount. As of July 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended July 31, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general, and to the changing prospects of individual companies in which the Fund invests. Large growth stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and bargain stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for meeting or exceeding earnings expectations or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Year Ended July 31, 2008		Year Ended July 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,002,465	$37,242,878	4,958,829	$28,249,001
Converted from Class B*	144,225	870,220	77,682	453,191
Shares reacquired	(5,508,544)	(33,434,342)	(6,631,114)	(37,747,165)
Increase (decrease)	638,146	$4,678,756	(1,594,603)	$(9,044,973)
Class B Shares
Shares sold	1,388,173	$8,187,617	1,254,520	$6,796,985
Shares reacquired	(1,317,145)	(7,611,694)	(1,413,509)	(7,732,919)
Converted to Class A*	(152,014)	(870,220)	(81,364)	(453,191)
Decrease	(80,986)	$(294,297)	(240,353)	$(1,389,125)

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (continued)

	Year Ended July 31, 2008		Year Ended July 31, 2007
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	3,471,477	$20,489,460	3,057,291	$16,635,253
Shares reacquired	(2,151,661)	(12,513,013)	(1,977,721)	(10,812,124)
Increase	1,319,816	$7,976,447	1,079,570	$5,823,129
	Period Ended July 31, 2008†
Class F Shares	Shares	Amount
Shares sold	122,230	$731,978
Shares reacquired	(8,432)	(48,993)
Increase	113,798	$682,985
	Year Ended July 31, 2008		Year Ended July 31, 2007
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	2,032,960	$12,732,760	4,494,646	$25,605,912
Shares reacquired	(6,990,784)	(44,738,061)	(798,727)	(4,,828,089)
Increase (decrease)	(4,957,824)	$(32,005,301)	3,695,919	$20,777,823
Class P Shares
Shares sold	553	$3,455	1,841	$10,320
Shares reacquired	(1,862)	(11,808)	(2,497)	(14,486)
Decrease	(1,309)	$(8,353)	(656)	$(4,166)
	Period Ended July 31, 2008†
Class R2 Shares	Shares	Amount
Shares sold	1,531	$10,000
Increase	1,531	$10,000
Class R3 Shares
Shares sold	6,343	$39,301
Shares reacquired	(325)	(1,979)
Increase	6,018	$37,322

† For the period September 28, 2007 (commencement of investment operations) to July 31, 2008.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective January 31, 2008, the Fund adopted FIN 48. The adoption of FIN 48 did not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures. The Fund files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Fund's U.S. federal tax returns remain open for the years ended July 31, 2005 through July 31, 2008.

Notes to Financial Statements (concluded)

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements and disclosures.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders,
Lord Abbett Large-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Large-Cap Growth Fund (the "Fund"), including the schedule of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Large-Cap Growth Fund as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 23, 2008

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 1999	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1999	Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998 - 2000), Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1999	Co-founder and Chairman of the Board of the financial advisory firm of Bush– O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1999	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003), Chairman of Warburg Dillon Read, an investment bank (1999 - 2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999), Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1999	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1999	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Bruce L. Bartlett (1950)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2005, formerly Director of Growth Equities, Senior Vice President and Portfolio Manager at Oppenheimer Funds Inc.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer, joined Lord Abbett in 1997.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1999	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1983.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Assistant General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006), and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Christopher M. Yates (1962)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2004, formerly Director, Senior Portfolio Manager and Analyst at New York Life Investment Management, LLC (1994 - 2004).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003, formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Fund's Trustees. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Large-Cap Growth Fund

LALCG-2-0708

(09/08)

Item 2:               Code of Ethics.

(a)       In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended July 31, 2008 (the “Period”).

(b)       Not applicable.

(c)       The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)       The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)       Not applicable.

(f)        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:               Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, Franklin W. Hobbs and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:               Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2008 and 2007 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2008	2007
Audit Fees {a}	$39,000	$37,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	39,000	37,000

Tax Fees {b}	7,056	6,830
All Other Fees	- 0 -	- 0 -

Total Fees	$46,056	$43,830

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2008 and 2007 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•      any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•      any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2008 and 2007 were:

	Fiscal year ended:
	2008	2007
All Other Fees {a}	$147,700	$170,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2008 and 2007 were:

	Fiscal year ended:
	2008	2007
All Other Fees	$ - 0 -	$ - 0-

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:               Audit Committee of Listed Registrants.

                            Not applicable.

Item 6:               Investments.

                            Not applicable.

Item 7:               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                            Not applicable.

Item 8:               Portfolio Managers of Closed-End Management Investment Companies.

                            Not applicable.

Item 9:               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                            Not applicable.

Item 10:             Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:             Controls and Procedures.

(a)       Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)       Amendments to Code of Ethics – Not applicable.

(a)(2)       Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)       Not applicable.

(b)           Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman
Date: September 23, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman
Date: September 23, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2008